Oct. 01, 2021
Treasury Money Market Trust
USAA Treasury Money Market Trust® Fund Summary
Investment Objective
The USAA Treasury Money Market Trust (the “Fund”) seeks to provide investors maximum current income while maintaining the highest degree of safety and liquidity.
Fees and Expenses
The tables below describe the fees and expenses that you may pay, if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Principal Investment Strategy
The Fund normally invests at least 80% of its assets in U.S. government securities with maturities of 397 days or less, which consist of U.S. Treasury bills, notes, and bonds; repurchase agreements collateralized by such obligations; and other obligations of the U.S. Treasury. This 80% policy may be changed upon at least 60 days’ written notice to shareholders.In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the Fund restricts its investments to instruments that meet certain maturity and quality requirements under Rule 2a-7. Generally, such investments will be limited to securities with remaining maturities of 397 calendar days or less that are determined to present minimal credit risk; are issued by a money market fund; or are issued or guaranteed by the U.S. government or any agency or instrumentality thereof.Under applicable federal securities laws, money market funds that qualify as “retail” (retail money market funds) or “government” (government money market funds) are permitted to utilize amortized cost to value their portfolio securities and to transact at a stable $1 NAV per share. The Fund intends to qualify as a government money market fund in compliance with the requirements of Rule 2a-7 and, accordingly, is required to invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by cash or government securities. Government securities include any securities issued or guaranteed as to principal and interest by the United States and its agencies or instrumentalities.The Board of Trustees of the Fund has determined that the Fund will not be subject to liquidity fees or redemption gates at this time.
Principal Risks
The Fund’s investments are subject to the following principal risks:Stable Net Asset Value Risk – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.Interest Rate Risk – When interest rates rise, debt security prices generally fall. The opposite also generally is true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of debt securities. The Fund’s yield will vary. A sharp and unexpected rise in interest rates could cause the Fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield and could also impair the Fund’s ability to maintain a stable net asset value (“NAV”).Large Shareholders Risk – The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an Affiliated Fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.Management Risk – The Fund is actively managed, and the investment techniques and risk analyses used by the Fund’s portfolio managers may not produce the desired results.Credit Risk – Credit risk is expected to be low for the Fund because it invests primarily in securities that are considered to be of high quality, including securities that are backed by the full faith and credit of the U.S. government. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets.
Performance
The following bar chart and table are intended to help you understand some of the risks of investing in the Fund. The bar chart illustrates the Fund’s volatility by showing how performance has varied from year to year for each full calendar year over the past 10 years. The table shows the Fund’s average annual total returns for the periods indicated.Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. The Fund’s most current performance information is available on the Fund’s website at VictoryFunds.com or by calling (800) 235-8396.
RISK/RETURN BAR CHARTAnnual Returns for Periods Ended December 31
The year-to-date return of the Fund as of June 30, 2021, was 0.00%*.During the periods shown in the chart:ReturnsQuarter endedHighest Quarter Return0.51%June 30, 2019Lowest Quarter Return0.00%September 30, 2016*Represents less than 0.01%
AVERAGE ANNUAL TOTAL RETURNSFor Periods Ended December 31, 2020